OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Advances to staff for business use		¥ 2,911	¥ 3,496
Deposits for rental		1,130	283
Others		752	589
Other Assets, Current	$ 753	¥ 4,793	¥ 4,368